S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 08, 2026 USD ($) $ / shares shares
A SPAC V (Holdings) Corp. [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 300,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
A SPAC V (Holdings) Corp. [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	5,095,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
A SPAC V (Holdings) Corp. [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	350,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 3,500,000
A SPAC V (Holdings) Corp. [Member] | Over Allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	350,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 3,500,000
A SPAC V (Holdings) Corp. [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,500,000
Ashley Bancroft [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	20,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.0048
Betty Liu [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	20,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.0048
Chi Lun Lo [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	20,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.0048
Kester Ng [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	20,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.0048